INVESTMENTS - NON-RESTRICTED (Details) (USD $)			12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 U.S. government bonds	Sep. 30, 2012 Non-restricted investments	Sep. 30, 2011 Non-restricted investments	Sep. 30, 2012 Non-restricted investments Certificates of deposit	Sep. 30, 2011 Non-restricted investments Certificates of deposit	Sep. 30, 2012 Non-restricted investments U.S. government bonds	Sep. 30, 2011 Non-restricted investments U.S. government bonds
INVESTMENTS - NON-RESTRICTED
Non-restricted investments that will mature within one year	$ 1,600,000
Restricted investments that will mature after one year and before five years	1,800,000
Non-restricted investments
Maturity within one year					1,700,000
Held-to-maturity investments
Book Value						594,000	900,012
Fair Value						594,000	900,012
Available-for-sale investments
Book Value								2,717,902	1,932,960
Gross Unrealized Gains								48,871
Fair Value								2,766,773	1,932,960
Total Investments
Book Value				3,311,902	2,832,972
Fair Value				3,360,773	2,832,972
Net unrealized gain on investments, net of tax
Unrealized gain on investments			48,871	48,871
Tax charged on unrealized gain on investments				17,104
Accumulated other comprehensive income	58,410	114,522		31,767
Book value of government bonds transferred from restricted to non-restricted upon receiving an authorization			$ 1,900,000